Finance income (expense) (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule For Finance Income And Expense [Line Items]
Interest received	$ 10	$ 78	$ 43
Other interest, net and banking fees	(26)	(29)	(21)
Finance income (expense) (paid) received	$ (16)	$ 49	$ 22